Portfolio of investments—August 31, 2021 (unaudited)

		Shares	Value
Investment companies: 98.90%
Affiliated master portfolios: 76.13%
Wells Fargo C&B Large Cap Value Portfolio			$ 65,827,414
Wells Fargo Core Bond Portfolio			116,640,595
Wells Fargo Disciplined International Developed Markets Portfolio			164,385,171
Wells Fargo Diversified Large Cap Growth Portfolio			214,069,773
Wells Fargo Emerging Growth Porfolio			21,253,026
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio			23,494,776
Wells Fargo Factor Enhanced International Equity Portfolio			61,071,232
Wells Fargo Large Company Value Portfolio			221,743,731
Wells Fargo Managed Fixed Income Portfolio			416,410,007
Wells Fargo Real Return Portfolio			65,223,987
Wells Fargo Small Company Growth Portfolio			21,552,279
Wells Fargo Small Company Value Portfolio			51,780,909
			1,443,452,900
Exchange-traded funds: 6.40%
Energy Select Sector SPDR Fund		338,180	16,367,912
iShares Core MSCI EAFE ETF		975,049	74,835,011
iShares Core U.S. Aggregate Bond ETF		259,084	30,069,289
			121,272,212
Stock funds: 16.37%
Wells Fargo Disciplined U.S. Core Fund Class R6 ♠		10,887,438	263,911,497
Wells Fargo Emerging Markets Equity Fund Class R6 ♠		666,030	22,318,652
Wells Fargo Emerging Markets Equity Income Fund Class R6 ♠		1,849,271	24,206,960
			310,437,109
Total Investment companies (Cost $1,546,072,585)			1,875,162,221
Total investments in securities (Cost $1,546,072,585)	98.90%		1,875,162,221
Other assets and liabilities, net	1.10		20,812,309
Total net assets	100.00%		$1,895,974,530

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
See accompanying notes to portfolio of investments

Wells Fargo Asset Allocation Fund  |  1

Portfolio of investments—August 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Wells Fargo Disciplined U.S. Core Fund Class R6	$258,513,675	$0	$(14,445,278)	$2,991,832	$16,851,268	$263,911,497
Wells Fargo Emerging Markets Equity Fund Class R6	23,640,299	34,755	0	0	(1,356,402)	22,318,652
Wells Fargo Emerging Markets Equity Income Fund Class R6	24,636,790	270,438	(6,265)	1,274	(695,277)	24,206,960
				$2,993,106	$14,799,589	$310,437,109

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Wells Fargo Disciplined U.S. Core Fund Class R6	10,887,438	$0
Wells Fargo Emerging Markets Equity Fund Class R6	666,030	0
Wells Fargo Emerging Markets Equity Income Fund Class R6	1,849,271	256,007
		$256,007
See accompanying notes to portfolio of investments

2  |  Wells Fargo Asset Allocation Fund

Portfolio of investments—August 31, 2021 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	16.16%	16.99%	$1,340,665	$(1,506,297)	$0	$265,175	$271	$65,827,414
Wells Fargo Core Bond Portfolio	2.02	2.12	602,353	1,106,757	438,657	0	143	116,640,595
Wells Fargo Disciplined International Developed Markets Portfolio	81.24	86.71	3,981,618	(2,921,042)	0	776,143	16,438	164,385,171
Wells Fargo Diversified Large Cap Growth Portfolio	72.28	79.78	12,862,671	8,223,285	0	333,856	1,961	214,069,773
Wells Fargo Emerging Growth Porfolio	1.99	3.60	8,279,856	(6,062,490)	0	5,917	579	21,253,026
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	13.38	12.67	413,923	(1,391,451)	0	224,496	43	23,494,776
Wells Fargo Factor Enhanced International Equity Portfolio	8.72	8.31	986,036	(1,103,436)	0	326,247	113	61,071,232
Wells Fargo Large Company Value Portfolio	76.48	85.03	7,217,848	(3,267,479)	0	1,191,805	176	221,743,731
Wells Fargo Managed Fixed Income Portfolio	81.98	81.72	512,330	5,371,614	2,762,763	0	1,484	416,410,007
Wells Fargo Real Return Portfolio	27.05	28.89	292,217	407,252	1,091,678	52,515	79	65,223,987
Wells Fargo Small Company Growth Portfolio	1.53	2.06	3,017,591	(2,232,797)	0	117,919	605	21,552,279
Wells Fargo Small Company Value Portfolio	8.40	8.49	3,345,949	(3,036,529)	0	172,556	693	51,780,909
			$42,853,057	$(6,412,613)	$4,293,098	$3,466,629	$22,585	$1,443,452,900
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	236	9-17-2021	$52,214,883	$53,341,900	$1,127,017	$0
FTSE 100 Index	283	9-17-2021	27,587,478	27,608,247	20,769	0
MSCI Emerging Markets Index	284	9-17-2021	19,519,980	18,448,640	0	(1,071,340)
New Zealand Dollars Futures	675	9-13-2021	47,007,972	47,631,375	623,403	0
IBEX 35 Index	780	9-17-2021	81,614,654	81,240,221	0	(374,433)
5-Year U.S. Treasury Notes	640	12-31-2021	79,061,722	79,180,000	118,278	0
Short
Euro FX Futures	(500)	9-13-2021	(74,477,230)	(73,846,875)	630,355	0
Mini-DAX Futures	(903)	9-17-2021	(83,686,827)	(84,174,047)	0	(487,220)
Ultra U.S. Treasury Bond	(95)	12-21-2021	(18,813,464)	(18,741,719)	71,745	0
					$2,591,567	$(1,932,993)
See accompanying notes to portfolio of investments

Wells Fargo Asset Allocation Fund  |  3

Notes to portfolio of investments—August 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

4  |  Wells Fargo Asset Allocation Fund

Notes to portfolio of investments—August 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$431,709,321	$0	$0	$431,709,321
Investments measured at net asset value*				1,443,452,900
	431,709,321	0	0	1,875,162,221
Futures contracts	2,591,567	0	0	2,591,567
Total assets	$434,300,888	$0	$0	$1,877,753,788
Liabilities
Futures contracts	$1,932,993	$0	$0	$1,932,993
Total liabilities	$1,932,993	$0	$0	$1,932,993

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $1,443,452,900. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
For the three months ended August 31, 2021, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Asset Allocation Fund  |  5